Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules:

					Value of Initial Fixed $100 Investment Based on:(4)
Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (Loss) ($)	Company Selected Measure(6)
2022	5,158,127	(2,901,098)	2,399,835	(281,950)	19.91	111.27	(228,302,000)	N/A
2021	5,117,335	428,098	2,220,674	1,138,044	95.69	124.89	(340,141,000)	N/A
2020	5,285,827	7,134,152	2,405,417	3,649,489	119.19	125.69	(306,620,000)	N/A
(1)
Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2022, 2021 and 2020 and the Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2022: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Charlene Banard

- 2021: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Kristin Yarema, Ph.D.

- 2020: Jakob Dupont, M.D.; Utpal Koppikar; Joseph Newell; and Kristin Yarema, Ph.D.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Touchon and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Touchon and for the average of the other named executive officers is set forth following the footnotes to this table.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry.
(6)
As noted in the CD&A, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual cash bonuses and equity awards in the form of options, performance-based options and restricted stock units. As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. In addition, while we include performance-based options as a component in our equity incentive program, those options are scheduled to vest based on clinical goals rather than financial goals. Accordingly, we do not have a financial metric in its executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules.

Named Executive Officers, Footnote [Text Block]
(1)
Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2022, 2021 and 2020 and the Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2022: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Charlene Banard

- 2021: Jakob Dupont, M.D.; Utpal Koppikar; Amar Murugan; and Kristin Yarema, Ph.D.

- 2020: Jakob Dupont, M.D.; Utpal Koppikar; Joseph Newell; and Kristin Yarema, Ph.D.

Peer Group Issuers, Footnote [Text Block]	(5) The TSR Peer Group consists of the Nasdaq Biotechnology Index, an independently prepared index that includes companies in the biotechnology industry.
PEO Total Compensation Amount	$ 5,158,127	$ 5,117,335	$ 5,285,827
PEO Actually Paid Compensation Amount	$ (2,901,098)	428,098	7,134,152
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
Pascal Touchon, D.V.M.
2022	5,158,127	(4,080,272)	912,000	(3,462,948)	356,176	(1,784,181)	---	(2,901,098)
2021	5,117,335	(4,009,009)	2,853,972	(1,414,758)	611,071	(680,228)	---	428,098
2020	5,285,827	(4,194,808)	5,143,556	521,309	772,158	(393,890)	---	7,134,152
Other Named Executive Officers (Average) (8)
2022	2,399,835	(1,719,102)	499,135	(1,070,752)	94,460	(485,526)	---	(281,950)
2021	2,220,674	(1,504,521)	1,071,081	(491,434)	229,300	(387,002)	---	1,138,044
2020	2,405,417	(1,754,822)	2,860,979	77,870	149,918	(89,873)	---	3,649,489
(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,399,835	2,220,674	2,405,417
Non-PEO NEO Average Compensation Actually Paid Amount	$ (281,950)	1,138,044	3,649,489
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
Pascal Touchon, D.V.M.
2022	5,158,127	(4,080,272)	912,000	(3,462,948)	356,176	(1,784,181)	---	(2,901,098)
2021	5,117,335	(4,009,009)	2,853,972	(1,414,758)	611,071	(680,228)	---	428,098
2020	5,285,827	(4,194,808)	5,143,556	521,309	772,158	(393,890)	---	7,134,152
Other Named Executive Officers (Average) (8)
2022	2,399,835	(1,719,102)	499,135	(1,070,752)	94,460	(485,526)	---	(281,950)
2021	2,220,674	(1,504,521)	1,071,081	(491,434)	229,300	(387,002)	---	1,138,044
2020	2,405,417	(1,754,822)	2,860,979	77,870	149,918	(89,873)	---	3,649,489
(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.
(2)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the table above, and our TSR over the three-year period from 2020 through 2022.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our TSR over the three-year period from 2020 through 2022 to that of the NASDAQ Biotechnology Index over the same time period.
Tabular List [Table Text Block]

Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

As noted in the CD&A, for 2022, the principal incentive elements in our executive compensation program were delivered in the form of annual incentives and equity awards. As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2022:

•
Obtained EC approval of Ebvallo™ as a monotherapy for treatment of adult and pediatric patients two years of age and older with relapsed or refractory EBV+ PTLD who have received at least one prior therapy; for solid organ transplant patients, prior therapy includes chemotherapy unless chemotherapy is inappropriate;
•
Although the FDA initially recommended we conduct a clinical study with commercial product as the FDA did not agree that comparability had been demonstrated between product used in the pivotal ALLELE study and the intended commercial product, following further discussions, the FDA recommended a potential path to a BLA submission without the need for a new clinical study;
•
Completed IA of the EMBOLD study in June 2022, including review by the IDSMC of the efficacy, safety and biomarker data available at the data cut off, based on which the IDSMC recommended the study continue without sample size adjustment;
•
Achieved target enrollment 80 patients for EMBOLD study to enable final read out of the study primary endpoint of confirmed EDSS improvement at 12 months in October 2023; and
•
Extended our cash runway into Q2 2024 through non-dilutive means by: (i) consummating a long-term strategic agreement with FDB under which FDB acquired the Company’s ATOM facility for an upfront payment of $100 million while securing a long-term manufacturing agreement with FDB; (ii) entering into a royalty interest financing agreement totaling $31 million with HCRx for Ebvallo™ in Europe and other territories covered by the Company’s commercialization agreement with Pierre Fabre; and (iii) amending the terms of the commercialization agreement with Pierre Fabre for Ebvallo™ in Europe to obtain an additional $30 million upfront payment upon transfer of the Ebvallo™ MA to Pierre Fabre in exchange for reduced royalties and supply price mark-up.

Total Shareholder Return Amount	$ 19.91	95.69	119.19
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (228,302,000)	$ (340,141,000)	$ (306,620,000)
PEO Name	Dr. Touchon	Dr. Touchon	Dr. Touchon
Fair Value of Initial Fixed Investment				$ 100
PEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,080,272)	$ (4,009,009)	$ (4,194,808)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	912,000	2,853,972	5,143,556
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,462,948)	(1,414,758)	521,309
PEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,176	611,071	772,158
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,784,181)	(680,228)	(393,890)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,719,102)	(1,504,521)	(1,754,822)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,135	1,071,081	2,860,979
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,070,752)	(491,434)	77,870
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,460	229,300	149,918
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(485,526)	(387,002)	(89,873)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount